Share based payment arrangement	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share based payment arrangement
26.	Share based payment arrangement

(1)	The terms and conditions related to the grants of the share based payment arrangement are as follows:
1)     Equity-settled share-based payment arrangement

	Parent Company
	1-1	1-2	1-3	2	3	4	5(*2)	6(*2)
Grant date	March 24, 2017			February 20, 2018	February 22, 2019	March 26, 2019	March 26, 2020	March 25, 2021
Types of shares to be issued	Registered common shares
Grant method	Reissue of treasury shares, cash settlement
Number of shares (in shares)(*1)	67,320	67,320	67,320	4,124	12,685	5,266	381,937	94,657
Exercise price (in won)(*1)	49,350	53,298	57,562	50,824	53,052	50,862	38,452	50,276
Exercise period	Mar. 25, 2019 ~ Mar. 24, 2022	Mar. 25, 2020 ~ Mar. 24, 2023	Mar. 25, 2021 ~ Mar. 24, 2024	Feb. 21, 2020 ~ Feb. 20, 2023	Feb. 23, 2021 ~ Feb. 22, 2024	Mar. 27, 2021 ~ Mar. 26, 2024	Mar. 27, 2023 ~ Mar. 26, 2027	Mar. 26, 2023 ~ Mar. 25, 2026
Vesting conditions	2 years’ service from the grant date	3 years’ service from the grant date	4 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	2 years’ service from the grant date	3 years’ service from the grant date	2 years’ service from the grant date
2)     Cash-settled share-based payment arrangement

	Share appreciation rights of SK Telecom Co., Ltd.(*3)	Share appreciation rights of SK Square Co., Ltd.(*3)
Grant date	January 1, 2021
Grant method	Cash settlement
Number of shares (in shares)(*1)	224,692	145,247
Exercise price (in won)(*1)	50,276
Exercise period	Jan. 1, 2023 ~ Mar. 28, 2024
Vesting conditions	2 years’ service from the grant date

(*1)	Number of shares granted and exercise price are adjusted as a result of stock split and spin-off for the year ended December 31, 2021.

(*2)	Parts of the grant that have not met the vesting conditions have been forfeited for the year ended December 31, 2021.

(*3)
The Parent Company newly established the long-term incentive policy as part of the compensation related to the growth of corporate value on the beginning of the year, and granted cash settled share appreciation rights to executives.

As a result of
spin-off
for the year ended December 31, 2021, there are no share options granted by subsidiaries of the Parent Company as of December 31, 2021.
(2)	Share compensation expense recognized for the year ended December 31, 2021 and the remaining share compensation expense to be recognized in subsequent periods are as follows:

(In millions of won)	Share compensation expense
As of December 31, 2020	￦	7,589
For the year ended December 31, 2021(*)		87,622
In subsequent periods		75,318

	￦	170,529

A
s of December 31, 2021, the carrying amount of debt recognized by the Group in relation to the cash-settled share-based payment arrangement is

~~￦~~

1,774 million.

(*)	Includes amounts related to discontinued operations.

(3)	The Parent Company used binomial option pricing model in the measurement of the fair value of the share options at grant date and the inputs used in the model are as follows:
1)     Equity-settled share-based payment arrangement

(In won)	Parent Company
	1-1	1-2	1-3	2	3	4	5	6
Risk-free interest rate	1.86%	1.95%	2.07%	2.63%	1.91%	1.78%	1.52%	1.55%
Estimated option’s life	5 years	6 years	7 years	5 years	5 years	5 years	7 years	5 years
Share price (Closing price on the preceding day)(*)	52,500	52,500	52,500	48,700	51,800	50,600	34,900	49,800
Expected volatility	13.38%	13.38%	13.38%	16.45%	8.30%	7.70%	8.10%	25.70%
Expected dividends	3.80%	3.80%	3.80%	3.70%	3.80%	3.90%	5.70%	4.00%
Exercise price(*)	49,350	53,298	57,562	50,824	53,052	50,862	38,452	50,276
Per-share fair value of the option(*)	5,403	4,048	3,096	4,798	1,720	1,622	192	8,142
2)    Cash-settled share-based payment arrangement

(In won)
	Share appreciation rights of SK Telecom Co., Ltd.	Share appreciation rights of SK Square Co., Ltd.
Risk-free interest rate	1.71%	1.71%
Estimated option’s life	3.25 years	3.25 years
Share price on the remeasurement date	57,900	66,400
Expected volatility	26.00%	26.00%
Expected dividends	3.40%	0.00%
Exercise price(*)	50,276	50,276
Per-share fair value of the option	10,646	20,321

(*)	Share price (closing price on the preceding day), exercise price and per-share fair value of the option are adjusted as a result of stock split and spin-off for the year ended December 31, 2021.
Meanwhile, the Board of Directors of the Parent Company resolved to dispose its treasury shares for the purpose of allotment of shares as bonus payment on October 12, 2021. The transaction is equity-settled share-based payment transactions in accordance with IFRS 2 and 505,350 shares (before stock split) were granted on October 12, 2021(grant date). 7,700 shares (before stock split) out of 505,350 shares (before stock split) were transferred to spin-off
company on November 1, 2021. Vesting conditions are 6 months from the grant date and per-share
fair value on the grant date are measured at

~~￦~~

300,500 that is closing price of common shares on the grant date before stock split and spin-off.
The fair value of these share-based payment on the grant date is

~~￦~~

151,858 million, among which the awards with a fair value of

~~￦~~

9,935 million were transferred to
spin-off
company.